UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Profit / (Loss) for the period	€ 1,790	€ (11,169)	€ 11,445	€ (26,068)
Other comprehensive income that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	239	152	12	2,288
Income tax effect	(49)	(36)	1	(549)
Other comprehensive income that will not be reclassified to profit or loss in subsequent years:	190	116	13	1,739
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	1,008	(1,180)	1,415	(1,145)
Hyperinflation adjustment	(338)	346	(27)	346
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	670	(834)	1,388	(799)
Other comprehensive income / (loss) for the period, net of tax	860	(718)	1,401	940
Total comprehensive income / (loss) for the period	2,650	(11,887)	12,846	(25,128)
Attributable to:
Owners of the parent	308	(12,005)	9,812	(26,019)
Non-controlling interest	2,342	118	3,034	891
Total comprehensive income / (loss) for the period	€ 2,650	€ (11,887)	€ 12,846	€ (25,128)